Pension and Postretirement Benefits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Employees Participant	Dec. 31, 2011 Employees Participant
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Number of participants under the defined benefit pension plans	70,352	74,788
Pensioners receiving monthly pensions or other regular financial support from plans	38,486	39,332
Number of the BCG Companies' employees and their dependents eligible for benefits, Total	565	569
Number of retirees and their dependents, Total	157	153
Projected benefit obligation and other postretirement benefit obligations	$ 197,262	$ 165,678
Impact on PBO		533
Yakutugol [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Gain on impact on the PBO		28,342
Mechel Remservice [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Gain on impact on the PBO		8,804
Donetsk Electrometallurgical Plant (DEMP) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Additional PBO recognized		10,211
Cognor Stahlhandel GmbH (Cognor) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Additional PBO recognized	$ 8,472